NOTE 5 - PROPERTY AND EQUIPMENT (Tables) (Annual Report) (Annual Report [Member])	12 Months Ended
Dec. 31, 2012
Annual Report [Member]
Property and Equipment
	2012	2011	Estimated Useful Life

Computer and Office Equipment	$33,868	$33,868	5 -7 years
Furniture and Fixtures	18,530	18,530	7 years
	52,398	52,398
Less: Accumulated Depreciation	(40,574)	(37,777)
	$11,824	$14,621